ACCRUED EXPENSES	15 Months Ended
Sep. 30, 2011
ACCRUED EXPENSES [Text Block]

5. ACCRUED EXPENSES

Accrued expenses consist of the following as of each Balance Sheet date:	June 30,
	2010	2011	September
			30, 2011
			(Unaudited)
Accrued Interest- Convertible Debentures	$324,229	$87,983	$126,396
Other Expenses	$65,994	$74,055	$73,020
Total	$390,203	$162,038	$199,416